Portfolio of Investments
Columbia Small Cap Value Fund I, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 2.7%
Diversified Telecommunication Services 0.6%
Liberty Latin America Ltd., Class C(a)	449,086	6,210,859
Entertainment 0.2%
Gaia, Inc.(a)	227,310	2,707,262
Interactive Media & Services 0.7%
Cargurus, Inc.(a)	216,550	6,193,330
Trivago NV, ADR(a)	525,149	1,543,938
Total		7,737,268
Media 0.5%
Criteo SA, ADR(a)	137,670	5,340,219
Wireless Telecommunication Services 0.7%
Telephone and Data Systems, Inc.	347,310	7,762,379
Total Communication Services		29,757,987
Consumer Discretionary 11.2%
Auto Components 1.8%
Gentherm, Inc.(a)	86,446	7,168,967
Modine Manufacturing Co.(a)	273,307	4,572,426
Visteon Corp.(a)	70,210	8,007,450
Total		19,748,843
Distributors 0.2%
Educational Development Corp.	202,264	2,133,885
Diversified Consumer Services 1.3%
American Public Education, Inc.(a)	133,422	3,951,960
Carriage Services, Inc.	135,649	5,043,430
Stride, Inc.(a)	175,540	5,382,056
Total		14,377,446
Household Durables 4.2%
Cavco Industries, Inc.(a)	21,957	5,159,895
Ethan Allen Interiors, Inc.	148,483	3,529,441
Hamilton Beach Brands Holding Co.	202,916	3,792,500
Hooker Furniture Corp.	91,182	3,026,330
Legacy Housing Corp.(a)	151,813	2,677,981
Lifetime Brands, Inc.	166,454	2,508,462
Meritage Homes Corp.(a)	92,627	10,057,440
Common Stocks (continued)
Issuer	Shares	Value ($)
Skyline Champion Corp.(a)	119,970	6,766,308
Tri Pointe Homes, Inc.(a)	364,909	8,801,605
Total		46,319,962
Internet & Direct Marketing Retail 0.3%
Redbubble Ltd.(a)	1,523,608	3,632,393
Leisure Products 0.6%
Malibu Boats, Inc., Class A(a)	75,902	6,349,961
Multiline Retail 0.6%
Big Lots, Inc.	117,192	6,751,431
Specialty Retail 0.8%
Leslie’s, Inc.(a)	79,541	1,936,824
Urban Outfitters, Inc.(a)	194,290	7,223,702
Total		9,160,526
Textiles, Apparel & Luxury Goods 1.4%
Culp, Inc.	184,701	2,764,974
Movado Group, Inc.	152,302	4,579,721
Steven Madden Ltd.	173,250	7,593,548
Total		14,938,243
Total Consumer Discretionary		123,412,690
Consumer Staples 3.2%
Beverages 0.5%
MGP Ingredients, Inc.	94,923	5,662,157
Food & Staples Retailing 1.1%
Andersons, Inc. (The)	193,515	5,166,851
Sprouts Farmers Market, Inc.(a)	303,190	7,452,410
Total		12,619,261
Food Products 1.2%
Dole PLC(a)	328,120	4,757,740
Fresh Del Monte Produce, Inc.	255,531	7,885,686
Total		12,643,426
Personal Products 0.4%
Inter Parfums, Inc.	58,402	4,489,362
Total Consumer Staples		35,414,206
Columbia Small Cap Value Fund I | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.8%
Energy Equipment & Services 3.4%
ChampionX Corp.(a)	433,610	10,077,096
Core Laboratories NV	130,250	4,345,140
Dawson Geophysical Co.(a)	811,160	2,198,244
Frank’s International NV(a)	825,778	2,270,889
Natural Gas Services Group, Inc.(a)	258,970	2,589,700
Newpark Resources, Inc.(a)	1,335,980	4,315,215
Pason Systems, Inc.	395,893	2,519,550
Profire Energy, Inc.(a)	992,407	1,061,875
ProPetro Holding Corp.(a)	281,750	2,127,213
TechnipFMC PLC(a)	858,995	6,201,944
Total		37,706,866
Oil, Gas & Consumable Fuels 2.4%
Chesapeake Energy Corp.	128,270	6,932,994
HollyFrontier Corp.	143,710	4,225,074
Range Resources Corp.(a)	572,140	8,713,692
Talos Energy, Inc.(a)	286,350	3,304,479
W&T Offshore, Inc.(a)	642,680	2,602,854
Total		25,779,093
Total Energy		63,485,959
Financials 29.8%
Banks 18.0%
Altabancorp	144,362	5,830,781
American River Bankshares	41,380	812,703
Ameris Bancorp	226,114	10,991,402
BancFirst Corp.	121,764	6,755,467
Bank of Marin Bancorp	67,503	2,342,354
BankUnited, Inc.	287,986	11,398,486
Banner Corp.	129,351	6,860,777
Brookline Bancorp, Inc.	400,263	5,751,779
Capital Bancorp, Inc.	158,535	3,601,915
Capital City Bank Group, Inc.	171,801	4,181,636
Central Pacific Financial Corp.	152,281	3,898,394
Central Valley Community Bancorp	117,810	2,637,766
Columbia Banking System, Inc.	204,419	7,142,400
Community Trust Bancorp, Inc.	110,837	4,406,879
First BanCorp	865,296	10,496,041
Common Stocks (continued)
Issuer	Shares	Value ($)
First BanCorp	157,808	6,312,320
First Community Corp.	229,009	4,683,234
First Financial Corp.	144,520	5,788,026
First of Long Island Corp. (The)	163,035	3,513,404
FVCBankcorp, Inc.(a)	121,430	2,307,170
Heritage Financial Corp.	209,584	5,069,837
Hilltop Holdings, Inc.	250,760	7,944,077
National Bank Holdings Corp., Class A	137,770	4,885,324
Northrim BanCorp, Inc.	189,483	7,734,696
OFG Bancorp	307,951	7,113,668
Plumas Bancorp	69,990	2,185,788
Popular, Inc.	218,128	15,870,993
Professional Holding Corp., Class A(a)	121,240	2,480,570
Shore Bancshares, Inc.	159,760	2,770,239
Sierra Bancorp	104,508	2,521,778
Southern First Bancshares, Inc.(a)	95,823	4,746,113
Spirit of Texas Bancshares, Inc.	185,587	4,320,465
Towne Bank	279,394	8,328,735
UMB Financial Corp.	132,826	12,432,514
Total		198,117,731
Capital Markets 0.5%
StoneX Group, Inc.(a)	93,065	6,005,485
Consumer Finance 1.4%
Ezcorp, Inc., Class A(a)	816,040	4,667,749
FirstCash, Inc.	60,758	4,812,034
PROG Holdings, Inc.	136,107	5,957,403
Total		15,437,186
Insurance 5.0%
American Equity Investment Life Holding Co.	268,661	8,621,331
American National Group, Inc.	64,837	10,696,808
Crawford & Co., Class A	310,314	3,280,019
eHealth, Inc.(a)	79,370	4,128,034
Employers Holdings, Inc.	134,054	5,565,922
Global Indemnity Group LLC	261,797	6,730,801
Heritage Insurance Holdings, Inc.	373,305	2,740,059
Horace Mann Educators Corp.	102,681	4,087,731

2	Columbia Small Cap Value Fund I | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
National Western Life Group, Inc., Class A	21,014	4,368,600
ProAssurance Corp.	268,200	5,439,096
Total		55,658,401
Thrifts & Mortgage Finance 4.9%
HomeStreet, Inc.	124,847	4,707,980
MGIC Investment Corp.	691,555	9,571,121
NMI Holdings, Inc., Class A(a)	282,467	6,219,923
Provident Financial Holdings, Inc.	200,990	3,388,691
Radian Group, Inc.	538,340	12,155,717
Riverview Bancorp, Inc.	312,679	2,182,500
Territorial Bancorp, Inc.	105,814	2,702,490
Washington Federal, Inc.	268,273	8,657,170
Western New England Bancorp, Inc.	474,400	4,013,424
Total		53,599,016
Total Financials		328,817,819
Health Care 8.0%
Biotechnology 3.6%
ACADIA Pharmaceuticals, Inc.(a)	279,753	6,051,057
Allogene Therapeutics, Inc.(a)	119,570	2,624,562
Atara Biotherapeutics, Inc.(a)	311,233	3,968,221
bluebird bio, Inc.(a)	154,410	3,923,558
Coherus Biosciences, Inc.(a)	306,077	3,994,305
Insmed, Inc.(a)	147,610	3,631,206
Iovance Biotherapeutics, Inc.(a)	212,066	4,722,710
Sage Therapeutics, Inc.(a)	96,450	4,217,758
Spero Therapeutics, Inc.(a)	214,923	2,867,073
uniQure NV(a)	110,630	3,209,376
Total		39,209,826
Health Care Equipment & Supplies 0.9%
Inogen, Inc.(a)	101,980	8,134,944
Quotient Ltd.(a)	620,982	2,117,549
Total		10,252,493
Health Care Providers & Services 0.5%
Triple-S Management Corp., Class B(a)	241,866	5,884,600
Pharmaceuticals 3.0%
Aerie Pharmaceuticals, Inc.(a)	251,492	3,968,544
ANI Pharmaceuticals, Inc.(a)	97,834	3,319,508
Athira Pharma, Inc.(a)	218,310	2,097,959
Common Stocks (continued)
Issuer	Shares	Value ($)
Perrigo Co. PLC	161,280	7,746,278
Satsuma Pharmaceuticals, Inc.(a)	318,400	1,668,416
Supernus Pharmaceuticals, Inc.(a)	192,155	5,059,441
Taro Pharmaceutical Industries Ltd.(a)	84,073	5,985,998
TherapeuticsMD, Inc.(a)	2,945,170	2,945,170
Total		32,791,314
Total Health Care		88,138,233
Industrials 14.9%
Aerospace & Defense 1.3%
Curtiss-Wright Corp.	55,610	6,578,663
Moog, Inc., Class A	101,160	7,877,329
Total		14,455,992
Airlines 0.4%
Skywest, Inc.(a)	119,190	4,826,003
Building Products 2.0%
Caesarstone Ltd.	244,821	3,248,775
Resideo Technologies, Inc.(a)	322,440	9,511,980
UFP Industries, Inc.	120,815	8,971,722
Total		21,732,477
Commercial Services & Supplies 0.9%
HNI Corp.	145,970	5,444,681
KAR Auction Services, Inc.(a)	245,769	4,050,273
Total		9,494,954
Construction & Engineering 0.4%
Dycom Industries, Inc.(a)	67,950	4,715,730
Electrical Equipment 2.2%
Acuity Brands, Inc.	42,410	7,437,866
AZZ, Inc.	107,540	5,698,544
Encore Wire Corp.	100,014	7,844,098
Thermon(a)	194,080	3,233,373
Total		24,213,881
Machinery 2.9%
Gorman-Rupp Co.	124,425	4,440,728
Greenbrier Companies, Inc. (The)	144,080	6,166,624
Hurco Companies, Inc.	61,210	2,077,467
LB Foster Co., Class A(a)	161,378	2,930,625
Manitex International, Inc.(a)	427,122	3,408,434

Columbia Small Cap Value Fund I | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mueller Industries, Inc.	186,765	8,105,601
Standex International Corp.	59,144	5,441,248
Total		32,570,727
Marine 1.0%
Atlas Corp.	502,091	6,562,329
Costamare, Inc.	382,200	4,143,048
Total		10,705,377
Professional Services 1.2%
Korn/Ferry International	152,567	10,487,456
Red Violet, Inc.(a)	111,560	2,693,058
Total		13,180,514
Road & Rail 1.7%
Marten Transport Ltd.	392,515	6,209,587
Schneider National, Inc., Class B	294,618	6,611,228
Werner Enterprises, Inc.	119,579	5,465,956
Total		18,286,771
Trading Companies & Distributors 0.9%
H&E Equipment Services, Inc.	149,308	5,080,951
Textainer Group Holdings Ltd.(a)	162,252	5,237,495
Total		10,318,446
Total Industrials		164,500,872
Information Technology 8.1%
Communications Equipment 2.4%
Applied Optoelectronics, Inc.(a)	305,920	2,364,762
Casa Systems, Inc.(a)	449,716	3,377,367
Digi International, Inc.(a)	202,450	4,186,666
KVH Industries, Inc.(a)	251,395	2,845,791
NETGEAR, Inc.(a)	166,580	5,705,365
Netscout Systems, Inc.(a)	282,854	8,134,881
Total		26,614,832
Electronic Equipment, Instruments & Components 2.3%
Airgain, Inc.(a)	165,008	3,011,396
Bel Fuse, Inc., Class B	164,880	2,248,963
ePlus, Inc.(a)	63,750	5,894,325
Powerfleet, Inc.(a)	297,380	2,025,158
Vishay Intertechnology, Inc.	445,730	9,864,005
Vishay Precision Group, Inc.(a)	72,846	2,646,495
Total		25,690,342
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.0%
Cass Information Systems, Inc.	88,477	3,900,951
IBEX Holdings Ltd.(a)	179,830	3,709,893
International Money Express, Inc.(a)	171,338	2,773,962
Total		10,384,806
Semiconductors & Semiconductor Equipment 0.8%
Cohu, Inc.(a)	144,552	5,118,587
CyberOptics Corp.(a)	74,640	3,496,884
Total		8,615,471
Software 1.6%
Asure Software, Inc.(a)	305,890	2,881,484
CDK Global, Inc.	120,756	5,795,080
Cognyte Software Ltd.(a)	361,376	9,384,935
Total		18,061,499
Total Information Technology		89,366,950
Materials 8.6%
Chemicals 1.3%
Livent Corp.(a)	385,236	7,515,954
Tronox Holdings PLC, Class A	360,294	6,640,219
Total		14,156,173
Construction Materials 0.8%
Eagle Materials, Inc.	59,640	8,428,325
Containers & Packaging 0.6%
Greif, Inc., Class A	104,049	6,307,450
Metals & Mining 4.8%
Ampco-Pittsburgh Corp.(a)	804,316	5,010,889
Capstone Mining Corp.(a)	1,280,954	5,739,446
Centerra Gold, Inc.	732,850	5,891,700
Commercial Metals Co.	339,340	11,130,352
ERO Copper Corp.(a)	277,296	5,581,038
Ferroglobe PLC(a)	765,527	4,623,783
Olympic Steel, Inc.	104,633	3,151,546
Pretium Resources, Inc.(a)	585,726	5,460,078
Torex Gold Resources, Inc.(a)	286,501	3,221,873
Universal Stainless & Alloy Products, Inc.(a)	233,837	2,635,343
Total		52,446,048

4	Columbia Small Cap Value Fund I | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.1%
Clearwater Paper Corp.(a)	107,710	3,176,368
Glatfelter Corp.	267,487	4,073,827
Louisiana-Pacific Corp.	99,068	5,492,330
Total		12,742,525
Total Materials		94,080,521
Real Estate 6.0%
Equity Real Estate Investment Trusts (REITS) 6.0%
American Assets Trust, Inc.	206,950	7,642,664
Brixmor Property Group, Inc.	214,290	4,932,956
Farmland Partners, Inc.	376,836	4,748,134
Highwoods Properties, Inc.	107,590	5,130,967
Hudson Pacific Properties, Inc.	212,040	5,780,210
Macerich Co. (The)	302,670	4,933,521
Pebblebrook Hotel Trust	377,701	8,494,495
PotlatchDeltic Corp.	179,143	9,304,687
RLJ Lodging Trust	550,345	7,897,451
Sunstone Hotel Investors, Inc.(a)	663,212	7,653,466
Total		66,518,551
Total Real Estate		66,518,551
Utilities 0.9%
Gas Utilities 0.9%
National Fuel Gas Co.	136,730	7,032,024
RGC Resources, Inc.	126,330	3,203,729
Total		10,235,753
Total Utilities		10,235,753
Total Common Stocks (Cost $748,580,374)		1,093,729,541

Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
U.S. Small Cap 0.3%
iShares Russell 2000 Value ETF	22,060	3,528,718
Total Exchange-Traded Equity Funds (Cost $2,215,901)		3,528,718

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 0.053%(b),(c)	7,041,312	7,040,608
Total Money Market Funds (Cost $7,040,607)		7,040,608
Total Investments in Securities (Cost: $757,836,882)		1,104,298,867
Other Assets & Liabilities, Net		(1,904,667)
Net Assets		1,102,394,200

Columbia Small Cap Value Fund I | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.053%
	12,379,847	126,458,354	(131,797,594)	1	7,040,608	—	2,018	7,041,312
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Small Cap Value Fund I | Quarterly Report 2021

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1QT287_04_L01_(09/21)